Fee and commission income	12 Months Ended
Dec. 31, 2025
Fee and commission income [abstract]
Fee and commission income	Fee and commission income

	2025	2024	2023
Linked to credit cards	463,057,688	352,594,809	334,058,009
Linked to deposits and other	233,022,865	203,535,200	241,575,652
Linked to loans and other	89,122,870	78,575,023	73,679,635
From foreign currency transactions	32,549,075	34,152,439	31,038,074
Insurance agent fees	31,443,824	26,019,023	27,601,275
Linked to securities	21,532,541	25,421,570	19,174,761
Fees linked to loan commitments	2,425,110	1,106,426	1,167,201
From guarantees granted	350,199	583,329	302,109
TOTAL	873,504,172	721,987,819	728,596,716